INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Summary of Intangible Assets Internally Developed and Acquired From Third Party

	Internally developed						Acquired from third party
	Commercial	Executive	Defense & Security	Service & Support	eVTOL	Others	Software	Others	Goodwill	TOTAL

At December 31, 2024	1,203.0	923.4	126.4	39.1	154.7	8.3	22.8	6.0	19.2	2,502.9
Additions	32.4	73.9	19.2	0.7	160.0	2.7	7.8	—	—	296.7
Amortization	(58.3)	(47.4)	(6.5)	(0.9)	—	(1.4)	(6.0)	(0.5)	—	(121.0)
Disposals	—	—	(1.2)	—	—	—	(1.2)	—	—	(2.4)
Interest on capitalized assets	—	—	—	—	5.6	—	—	—	—	5.6
Amortization contribution from suppliers	17.8	9.7	—	—	—	—	—	—	—	27.5
Reclassifications	—	—	—	—	—	—	0.1	—	—	0.1
Translation adjustments	(0.1)	(0.3)	8.7	—	—	1.3	—	0.2	2.1	11.9
At December 31, 2025	1,194.8	959.3	146.6	38.9	320.3	10.9	23.5	5.7	21.3	2,721.3

Cost	1,393.5	1,737.5	210.4	39.9	320.3	18.5	298.7	8.3	21.3	4,048.4
Amortization	(198.7)	(778.2)	(63.8)	(1.0)	—	(7.6)	(275.2)	(2.6)	—	(1,327.1)

(*)Non-cash transactions: reclassifications between intangible assets and inventories.

	Internally developed						Acquired from third party
	Commercial	Executive	Defense & Security	Service & Support	eVTOL	Others	Software	Others	Goodwill	TOTAL

At December 31, 2023	1,191.5	905.5	93.1	31.0	42.4	9.6	27.6	6.5	23.8	2,331.0
Additions	41.0	60.2	39.6	8.1	109.4	2.0	5.5	—	—	265.8
Amortization	(57.7)	(53.8)	(4.5)	—	—	(1.4)	(8.8)	(0.7)	—	(126.9)
Disposals	—	—	(0.4)	—	—	—	(1.1)	—	—	(1.5)
Interest on capitalized assets	—	—	—	—	2.9	—	—	—	—	2.9
Amortization contribution from suppliers	18.7	11.5	—	—	—	—	—	—	—	30.2
Reclassifications	9.5	—	—	—	—	—	—	—	—	9.5
Translation adjustments	—	—	(1.4)	—	—	(1.9)	(0.4)	0.2	(4.6)	(8.1)
At December 31, 2024	1,203.0	923.4	126.4	39.1	154.7	8.3	22.8	6.0	19.2	2,502.9

Cost	1,361.8	1,663.6	183.1	39.1	154.7	14.2	291.8	8.3	19.2	3,735.8
Amortization	(158.8)	(740.2)	(56.7)	—	—	(5.9)	(269.0)	(2.3)	—	(1,232.9)

	Internally developed						Acquired from third party
	Commercial	Executive	Defense & Security	Service & Support	eVTOL	Others	Software	Others	Goodwill	TOTAL

At December 31, 2022	1,193.3	881.6	80.5	9.0	—	2.2	48.9	8.7	22.3	2,246.5
Additions	36.9	58.8	26.1	22.0	42.4	3.1	2.8	—	—	192.1
Amortization	(58.2)	(45.2)	(3.4)	—	—	(1.5)	(24.0)	(0.9)	—	(133.2)
Disposals	—	—	—	—	—	(6.3)	—	(1.3)	—	(7.6)
Amortization contribution from suppliers	19.5	10.3	—	—	—	—	—	—	—	29.8
Reclassifications	—	—	(10.9)	—	—	10.9	—	—	—	—
Translation adjustments	—	—	0.8	—	—	1.2	(0.1)	—	1.5	3.4
At December 31, 2023	1,191.5	905.5	93.1	31.0	42.4	9.6	27.6	6.5	23.8	2,331.0

Cost	1,311.3	1,603.4	145.9	31.0	42.4	14.4	301.6	9.0	23.8	3,482.8
Amortization	(119.8)	(697.9)	(52.8)	—	—	(4.8)	(274.0)	(2.5)	—	(1,151.8)